Trade Payables and Other Payable (Tables)	12 Months Ended
Dec. 31, 2023
Trade Payables and Other Payable [Abstract]
Schedule of Trade Payables and Other Payable
	As at December 31,
	2023	2022
Payables to suppliers of goods	2,725,532	3,080,264
Payables and other payable - agreements (1)	1,562,246	1,485,905
Employee benefits	335,989	354,431
Payables to other suppliers	325,447	406,595
Tax payable	144,492	149,557
Purchase of assets	121,554	186,421
Dividends payable	32,691	10,886
Other	38,175	47,716
Total trade payables and other payable	5,286,126	5,721,775

Current	5,248,777	5,651,303
Non-current	37,349	70,472
(1)	The detail of payables and other payable - agreements is shown below:

Schedule of Payables and Other Payable - Agreements	The detail of payables and other payable - agreements is shown below:
	As at December 31,
	2023	2022
Payables to suppliers of goods	1,429,006	1,439,118
Payables to other suppliers	133,240	46,787
Total payables and other payable - agreements	1,562,246	1,485,905